Concentration, Geographic (Details) - Customer	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Accounts Receivable [Member]
Concentration Geographic (Textual)
Number of customers		8
Customer One [Member] | Accounts Receivable [Member]
Concentration Geographic (Textual)
Concentration Risk, Percentage	15.91%	11.47%	12.70%
Number of customers	5	5
Customer One [Member] | Sales Revenue, Net [Member]
Concentration Geographic (Textual)
Concentration Risk, Percentage			5.80%
Number of customers
Customer Two [Member] | Accounts Receivable [Member]
Concentration Geographic (Textual)
Concentration Risk, Percentage	28.03%	12.94%	12.20%
Number of customers	5	5
Customer Two [Member] | Sales Revenue, Net [Member]
Concentration Geographic (Textual)
Concentration Risk, Percentage			5.40%
Customer Three [Member] | Accounts Receivable [Member]
Concentration Geographic (Textual)
Concentration Risk, Percentage	56.06%	10.30%	11.20%
Number of customers	5	5
Customer Three [Member] | Sales Revenue, Net [Member]
Concentration Geographic (Textual)
Concentration Risk, Percentage			4.60%
Customer Four [Member] | Accounts Receivable [Member]
Concentration Geographic (Textual)
Concentration Risk, Percentage		15.53%	10.30%
Number of customers		5
Customer Four [Member] | Sales Revenue, Net [Member]
Concentration Geographic (Textual)
Concentration Risk, Percentage			4.40%
Customer Five [Member] | Accounts Receivable [Member]
Concentration Geographic (Textual)
Concentration Risk, Percentage		30.19%
Number of customers		5
Fifteen customers [Member] | Sales Revenue, Net [Member]
Concentration Geographic (Textual)
Concentration Risk, Percentage
Number of customers